Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 31, 2024		Aug. 31, 2023		Aug. 31, 2024		Aug. 31, 2023		Feb. 29, 2024		Feb. 28, 2023
Earnings Per Share [Abstract]
Loss from continuing operations	$ (1,533,519)		$ (1,160,763)		$ (3,521,145)		$ (2,256,134)		$ (6,656,837)		$ (5,033,496)
Preferred dividends	(10,688)				(21,376)				(7,125)
Loss from continuing operations applicable to common stockholders	(1,544,207)		(1,160,763)		(3,542,521)		(2,256,134)		(6,663,962)		(5,033,496)
Loss from discontinued operations applicable to common stockholders	(1,131)				7,778				(675,314)
Net loss applicable to common stockholders	$ (1,545,338)		$ (1,160,763)		$ (3,534,743)		$ (2,256,134)		$ (7,339,276)		$ (5,033,496)
Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	5,275,511	[1]	83,371	[1]	3,277,339	[1]	83,371	[1]	228,274	[2]	71,581	[2]

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.